Fair Value Estimation - Summary of Financial Assets at Fair Value Through Profit or Loss, Level 1 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial assets at fair value through profit or loss
Settlements (including coupon interest received)	$ (12,757)	$ (65,440)
Level 1
Financial assets at fair value through profit or loss
Opening balance	78,317	18,368
Additions	12,757	65,440
Settlements (including coupon interest received)	(14,043)	(31,118)
Interest income credited to profit or loss	2,058	782
Closing balance	$ 79,089	$ 53,472